COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Company’s contractual obligations as of June 30, 2018 in future periods:

For the years ending June 30,	Rental payments
2019	154,649
2020	154,649
2021	111,455
2022	-
Thereafter	-
$420,753